Income Tax Expense Unrecognized temporary differences (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of unrecognized temporary difference unused tax losses and unused tax credits [Abstract]
Deductible temporary differences	[1]	₩ 126,818	₩ 59,803
Unused tax losses		96,135	192,138
Taxable temporary differences	[1]	(1,298,586)	(1,263,200)
Total		₩ (1,075,633)	₩ (1,011,259)

[1]	The amounts in the tabular disclosure at 31 December 2016 have been restated by (164,649) million Won relating to Deductible temporary differences and (394,659) million Won relating to Taxable temporary differences, respectively, due to an error in the previous year’s disclosure.